DERIVATIVE FINANCIAL INSTRUMENTS - Commodity Price Risk Management (Details) $ in Thousands, gal in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) gal	Dec. 31, 2021 USD ($) gal
Disclosure of detailed information about financial instruments [line items]
Premiums realized on written foreign exchange call options	$ (859)	$ (2,276)
Unrealized loss on warrants	9,820	16,736
Realized loss (gain) on currency and commodity derivatives	22,175	(47,754)
Unrealized loss on currency and commodity derivatives	59,556	44,397
Loss (gain) on derivative financial instruments	$ 90,692	$ 11,103
Heating Oil Commodity Derivative
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments outstanding (in volume) | gal	19.0	10.9